Amortized Cost and Fair Value of Available-for-Sale Securities and Held-to-Maturity Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale, Amortized Cost
Within one year	$ 624
One to five years	33,014
Five to ten years	999
Totals	34,637	$ 19,288
Available-for-sale, Fair Value
Within one year	632
One to five years	32,989
Five to ten years	1,002
Totals	$ 34,623	$ 19,348